SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  June 30, 2008

Item 1. Report to Stockholders.

Cullen Funds Trust

Cullen High Dividend Equity Fund

ANNUAL REPORT

June 30, 2008

CULLEN HIGH DIVIDEND EQUITY FUND

August 29, 2008

Dear Shareholder:

Performance during the fiscal year ended June 30, 2008 for the Cullen High Dividend Equity Fund Retail Class was -12.68% versus -13.12% for the Standard & Poor’s 500 Stock Index (“S&P 500”).

Equity markets experienced pressure during the year as market participants factored in their concerns regarding liquidity in the credit market, high commodity prices, and a slowing global economy.  However, from the perspective of a long-term investor, there are some positive indicators to consider.  First, there is an unprecedented amount of cash in money market funds and sovereign wealth funds.  Second, consumer confidence is currently at a level generally only seen at recession lows, and historically this circumstance has been a good contrarian indicator in that markets have been dramatically higher in the following year or two. Finally, the dividend yield on the S&P 500 exceeds the Federal Funds Rate for the first time since the market lows earlier in the decade.

Since inception, the Fund has focused its investments on three main criteria:

1)	Low price/earnings ratios-We invest in stocks with low price/earnings ratios with low generally defined as those stocks in the bottom 20% on a price/earnings basis of all stocks;

2)	Absolute high dividend yield-We invest in common stocks with dividend yields greater than the average yield of the equity securities in the S&P 500;

3)
Dividend growth-We invest in companies that have a potential catalyst for earnings growth that in turn enables companies to increase their dividends.  Year-over-year weighted-average dividend growth for the Fund’s holdings at June 30, 2008 was approximately 12.45%.

In light of the continued pressure in the equity markets, we continue to believe one should be disciplined about price, not overreact to the headline news, and invest for the long-term.

James P. Cullen
President/Portfolio Manager

John Gould
Executive Vice President/Portfolio Manager

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CULLEN HIGH DIVIDEND EQUITY FUND

The above outlook reflects the opinions of the authors, and is subject to change, is not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund may also invest in medium capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

Price to Earnings Ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share. The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus. (8/08)

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CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE

RETAIL CLASS

Total Return
as of June 30, 2008
		Annualized
	One	Since Inception
	Year	(8/01/03)
Cullen High Dividend Equity
Fund, Retail Class	(12.68)%	8.87%
S&P 500 Index	(13.12)%	7.63%

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/01/03 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

3

CULLEN HIGH DIVIDEND EQUITY FUND

CLASS C

Total Return
as of June 30, 2008
		Annualized
	One	Since Inception
	Year	(10/7/04)
Cullen High Dividend Equity
Fund, Class C	(13.34)%	5.69%
S&P 500 Index	(13.12)%	5.36%

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

4

CULLEN HIGH DIVIDEND EQUITY FUND

CLASS I

Total Return
as of June 30, 2008
		Annualized
	One	Since Inception
	Year	(10/7/04)
Cullen High Dividend Equity
Fund, Class I	(12.46)%	6.74%
S&P 500 Index	(13.12)%	5.36%

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

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CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2008

Assets:
Investments, at value (cost of $376,405,760)	$372,063,737
Receivable for securities sold	1,897,944
Receivable for fund shares sold	668,026
Dividends and interest receivable	2,302,885
Prepaid expenses	24,225
Total assets	376,956,817
Liabilities:
Payable for fund shares purchased	246,060
Payable to Adviser	163,419
Distribution fees payable	152,902
Accrued administration expense	63,244
Accrued audit expense	33,025
Accrued custody expense	15,559
Accrued fund accounting expense	14,393
Accrued transfer agent expense	23,886
Other accrued expenses and liabilities	16,823
Total liabilities	729,311
Net assets	$376,227,506
Net assets consist of:
Paid in capital	$390,821,209
Undistributed net investment income (loss)	23,495
Accumulated net realized gain (loss) on investments	(10,275,175)
Net unrealized appreciation (depreciation) on investments
and foreign currency related transactions	(4,342,023)
Net assets	$376,227,506
Retail Class:
Net assets applicable to outstanding Retail Class shares	$60,061,529
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	4,633,933
Net asset value, offering price and redemption price per share	$12.96
Class C:
Net assets applicable to outstanding Class C shares	$9,846,546
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	761,057
Net asset value, offering price and redemption price per share	$12.94
Class I:
Net assets applicable to outstanding Class I shares	$306,319,431
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	23,626,356
Net asset value, offering price and redemption price per share	$12.97

The accompanying notes are an integral part of these financial statements.

6

CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF OPERATIONS
Year Ended June 30, 2008

Investment Income:
Dividends (net of foreign taxes withheld of $250,428)	$15,775,653
Interest	776,657
Total investment income	16,552,310
Expenses:
Investment advisory fees (Note 5)	4,182,459
Administration fees	414,678
Shareholder servicing fees	146,740
Distribution fees (Note 6)
Distribution fees - Retail Class	150,959
Distribution fees - Class C	111,072
Registration and filing fees	61,830
Fund accounting fees	88,743
Professional fees	43,256
Custody fees	87,759
Shareholder reports	33,478
Insurance expense	16,259
Trustees’ fees and expenses	24,065
Other expenses	1,948
Total expenses before reimbursement from Adviser	5,363,246
Expense reimbursement from Adviser	(1,964,371)
Net expenses	3,398,875
Net investment income	13,153,435
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and
foreign currency related transactions	(5,933,456)
Net increase from payments by affiliates, dividend income received and net gains (losses) realized on the disposal of investments in
violation of restrictions (Note 7)	432,636
Net change in unrealized appreciation (depreciation) on investments and
foreign currency related transactions	(60,905,454)
Net realized and unrealized gain (loss) on investments	(66,406,274)
Net decrease in net assets resulting from operations	$(53,252,839)

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2008	June 30, 2007
Operations:
Net investment income	$13,153,435	$13,667,340
Net realized gain (loss) on investments	(5,500,820)	12,948,867
Net change in unrealized appreciation (depreciation)
of investments	(60,905,454)	46,237,314
Net increase (decrease) in net assets resulting from operations	(53,252,839)	72,853,521
Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	31,506,291	50,995,921
Class C shares	1,281,647	6,335,652
Class I shares	73,432,634	184,902,911
Proceeds from shares issued to holders in
reinvestment of dividends
Retail Class shares	4,287,468	1,387,521
Class C shares	704,318	287,674
Class I shares	9,867,333	3,081,250
Cost of shares redeemed
Retail Class shares	(23,074,053)	(11,875,409)
Class C shares	(1,967,027)	(4,353,522)
Class I shares	(88,823,333)	(66,788,181)
Net increase in net assets from capital share transactions	7,215,278	163,973,817
Distributions to Shareholders From:
Net investment income
Retail Class	(1,952,183)	(1,419,163)
Class C	(269,307)	(298,906)
Class I	(11,789,923)	(11,948,431)
Net realized gains
Retail Class	(2,387,404)	—
Class C	(448,199)	—
Class I	(14,096,395)	—
Total distributions	(30,943,411)	(13,666,500)
Total increase (decrease) in net assets	(76,980,972)	223,160,838
Net Assets:
Beginning of year	453,208,478	230,047,640
End of year (includes $23,495 and $66,628 of
undistributed net investment income, respectively)	$376,227,506	$453,208,478

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Retail Class
					August 1,
					2003+ to
	Year Ended June 30,				June 30,
	2008	2007	2006	2005	2004
Net Asset Value -
Beginning of Period	$15.95	$13.55	$12.43	$11.45	$10.00
Income from Investment Operations:
Net investment income	0.47	0.42	0.33	0.23	0.27
Investment restriction
violation (Note 7)	0.02	—	—	—	—
Net realized and unrealized
gain (loss) on investments	(2.39)	2.46	1.14	0.95	1.33
Total from investment operations	(1.90)	2.88	1.47	1.18	1.60
Less Distributions:
Dividends from
net investment income	(0.47)	(0.48)	(0.33)	(0.17)	(0.15)
Distribution of net realized gains	(0.62)	—	(0.01)	(0.03)	—
Return of capital	—	—	(0.01)	—	—
Total distributions	(1.09)	(0.48)	(0.35)	(0.20)	(0.15)
Net Asset Value - End of Period	$12.96	$15.95	$13.55	$12.43	$11.45
Total Return	(12.68)% (4)	21.50%	11.90%	10.27%	15.98%	(1)
Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$60,062	$59,976	$13,981	$6,463	$1,760
Ratio of expenses to average net assets:
Before expense reimbursement	1.47%	1.46%	1.55%	3.27%	16.27%	(2)
After expense reimbursement	1.00%	1.00%	1.00%	1.06% (3)	1.50%	(2)
Ratio of net investment income
to average net assets:
Before expense reimbursement	2.49%	2.89%	2.39%	1.08%	(12.41)%	(2)
After expense reimbursement	2.96%	3.35%	2.94%	3.29%	2.36%	(2)
Portfolio turnover rate	30.55%	31.05%	5.91%	35.01%	29.37%	(1)

+	Commencement of operations was August 1, 2003.
(1)	Not Annualized.
(2)	Annualized.
(3)	Effective October 7, 2004, the Adviser contractually agreed to lower the net annual operating expense ratio from 1.50% to 1.00%.
(4)
Includes increase from payments made by the Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions.  Without these transactions, total return would have been lower (12.77)%.  Please refer to Note 7 for further details.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Class C
	Year Ended June 30,
	2008	2007	2006	2005+
Net Asset Value - Beginning of Period	$15.93	$13.53	$12.41	$11.87
Income from Investment Operations:
Net investment income	0.36	0.37	0.20	0.20
Investment restriction
violation (Note 7)	0.02	—	—	—
Net realized and unrealized
gain (loss) on investments	(2.39)	2.40	1.17	0.49
Total from investment operations	(2.01)	2.77	1.37	0.69
Less Distributions:
Dividends from net investment income	(0.36)	(0.37)	(0.23)	(0.12)
Distribution of net realized gains	(0.62)	—	(0.01)	(0.03)
Return of capital	—	—	(0.01)	—
Total distributions	(0.98)	(0.37)	(0.25)	(0.15)
Net Asset Value - End of Period	$12.94	$15.93	$13.53	$12.41
Total Return	(13.34)% (3)	20.65%	11.13%	5.79%	(1)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$9,847	$12,106	$8,040	$3,007
Ratio of expenses to average net assets:
Before expense reimbursement	2.22%	2.21%	2.30%	3.03%	(2)
After expense reimbursement	1.75%	1.75%	1.75%	1.74%	(2)
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.74%	2.14%	1.64%	2.12%	(2)
After expense reimbursement	2.21%	2.60%	2.19%	3.41%	(2)
Portfolio turnover rate	30.55%	31.05%	5.91%	35.01%	(1)

+	Commencement of operations was October 7, 2004.
(1)	Not Annualized.
(2)	Annualized.
(3)
Includes increase from payments made by the Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions.  Without these transactions, total return would have been lower (13.43)%.  Please refer to Note 7 for further details.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Class I
	Year Ended June 30,
	2008	2007	2006	2005+
Net Asset Value - Beginning of Period	$15.96	$13.55	$12.42	$11.87
Income from Investment Operations:
Net investment income	0.51	0.53	0.39	0.18
Investment restriction
violation (Note 7)	0.02	—	—	—
Net realized and unrealized
gain (loss) on investments	(2.39)	2.40	1.12	0.59
Total from investment operations	(1.86)	2.93	1.51	0.77
Less Distributions:
Dividends from net investment income	(0.51)	(0.52)	(0.36)	(0.19)
Distribution of net realized gains	(0.62)	—	(0.01)	(0.03)
Return of capital	—	—	(0.01)	—
Total distributions	(1.13)	(0.52)	(0.38)	(0.22)
Net Asset Value - End of Period	$12.97	$15.96	$13.55	$12.42
Total Return	(12.46%) (3)	21.86%	12.25%	6.48%	(1)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$306,319	$381,126	$208,027	$36,254
Ratio of expenses to average net assets:
Before expense reimbursement	1.22%	1.21%	1.30%	1.97%	(2)
After expense reimbursement	0.75%	0.75%	0.75%	0.75%	(2)
Ratio of net investment income
to average net assets:
Before expense reimbursement	2.74%	3.14%	2.64%	2.19%	(2)
After expense reimbursement	3.21%	3.60%	3.19%	3.41%	(2)
Portfolio turnover rate	30.55%	31.05%	5.91%	35.01%	(1)

+	Commencement of operations was October 7, 2004.
(1)	Not Annualized.
(2)	Annualized.
(3)
Includes increase from payments made by the Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions.  Without these transactions, total return would have been lower (12.55)%.  Please refer to Note 7 for further details.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2008

	Shares	Value

COMMON STOCKS 85.51%
Beverages 3.24%
Diageo PLC - ADR (a)	165,000	$12,188,550
Capital Markets 2.35%
Allied Capital Corp.	636,000	8,834,040
Chemicals 2.95%
The Dow Chemical Co.	317,850	11,096,144
Commercial Banks 2.86%
Bank of America Corp.	451,000	10,765,370
Construction Materials 1.85%
Cemex SA de CV - ADR (a)	282,228	6,971,007
Distributors 2.72%
Genuine Parts Co.	257,700	10,225,536
Diversified Financial Services 2.90%
J.P. Morgan Chase & Co.	317,650	10,898,571
Diversified Telecommunication Services 6.69%
AT&T, Inc.	355,000	11,959,950
Verizon Communications, Inc.	372,950	13,202,430
		25,162,380
Electric Utilities 4.15%
Cia Energetica de Minas Gerais - ADR (a)	636,224	15,619,299
Food Products 10.63%
HJ Heinz Co.	291,350	13,941,098
Kraft Foods, Inc.	416,132	11,838,955
Unilever NV - ADR (a)	500,000	14,200,000
		39,980,053
Household Products 3.19%
Kimberly-Clark Corp.	200,950	12,012,791
Industrial Conglomerates 2.78%
General Electric Co.	392,700	10,481,163
Oil & Gas 8.26%
ChevronTexaco Corp.	182,000	18,041,660
PetroChina Co., Ltd. - ADR (a)	101,150	13,034,189
		31,075,849

The accompanying notes are an integral part of these financial statements.

12

CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2008

	Shares	Value

Petroleum Refining 3.14%
BP PLC - ADR (a)	169,600	$11,799,072
Pharmaceuticals 10.25%
Bristol-Myers Squibb Co.	566,700	11,634,351
Eli Lilly & Co.	250,000	11,540,000
GlaxoSmithKline PLC - ADR (a)	50,000	2,211,000
Johnson & Johnson	205,000	13,189,700
		38,575,051
Real Estate 7.77%
Health Care REIT, Inc.	335,000	14,907,500
HCP, Inc.	450,000	14,314,500
		29,222,000
Tobacco 5.84%
Altria Group, Inc.	535,000	10,999,600
Philip Morris International, Inc.	222,000	10,964,580
		21,964,180
Wireless Telecommunication Services 3.94%
Vodafone Group PLC - ADR (a)	503,400	14,830,164
Total Common Stocks
(Cost $322,881,132)		321,701,220
PREFERRED STOCKS 2.38%
Ford Motor Co. Capital Trust II	323,800	8,953,070
Total Preferred Stocks
(Cost $12,115,181)		8,953,070

The accompanying notes are an integral part of these financial statements.

13

CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2008

	Principal Amount	Value

SHORT TERM INVESTMENTS 11.00%
U.S. Treasuries 3.85%
U.S. Treasury Bill, 1.732%, due 07/10/2008	$1,350,000	$1,349,416
U.S. Treasury Bill, 1.323%, due 07/17/2008	9,299,000	9,291,985
U.S. Treasury Bill, 1.249%, due 07/24/2008	3,850,000	3,846,976
Total U.S. Treasuries
(Cost $14,488,377)		14,488,377
Variable Rate Demand Notes# 7.15%
American Family Financial Services, 1.7334%	12,550,139	12,550,139
Wisconsin Corporate Central Credit Union, 2.1319%	14,370,931	14,370,931
Total Variable Rate Demand Notes
(Cost $26,921,070)		26,921,070
Total Short-Term Investments
(Cost $41,409,447)		41,409,447
Total Investments 98.89%
(Cost $376,405,760)		372,063,737
Other Assets in Excess of Liabilities - 1.11%		4,163,769
TOTAL NET ASSETS 100.00%		$376,227,506

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

The accompanying notes are an integral part of these financial statements.

14

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2008

1.	Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two series of shares to investors, the Cullen High Dividend Equity Fund (the “Fund”) and the Cullen International High Dividend Fund (collectively, the “Funds”).  The Funds are open end, diversified management investment companies registered under the 1940 Act.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund’s Retail Class commenced operations on August 1, 2003.  The Fund’s Class C and Class I shares commenced operations on October 7, 2004.

The Fund offers Retail, C and I Class Shares.  Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under supervision of the full Board.

b)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Fund.  Dividends from realized capital gains, if any, are declared and paid at least annually.

15

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2008

2.	Significant Accounting Policies – Continued

c)
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

Effective July 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and the state of New York.  As of June 30, 2008, open Federal and New York tax years include the tax years ended June 30, 2005 through 2008.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended June 30, 2008.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)
Options Transactions – For hedging purposes and in order to generate additional income, the Fund may write (or sell) call options on a covered basis.  Premiums received on the sale of such options are expected to enhance the income of the Fund.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions.  The difference between the premium received and the amount paid on effecting a closing purchase

16

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2008

2.	Significant Accounting Policies – Continued

transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security when determining whether the Fund has realized a gain or loss associated with the option.  In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option.  Exercise of an option written by the Fund could result in the Fund selling a security at a price different from the current market price.  There were no call options written during the years ended June 30, 2008, 2007, or 2006, respectively.

e)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements.  Actual results could differ from those estimates.

f)
Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

g)
Recently Issued Accounting Pronouncement – In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of June 30, 2008, the adoption of SFAS No. 157 did not impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements included within the Statement of Operations for the period.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to

17

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2008

2.	Significant Accounting Policies – Continued

improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

i)
Other – Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

3.	Capital Share Transactions

Share transactions were as follows:

	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2008	June 30, 2008	June 30, 2008
Shares Sold	2,169,803	86,876	5,014,810
Shares Reinvested	288,048	47,200	663,315
Shares Redeemed	(1,583,071)	(132,930)	(5,934,404)
Net increase (decrease)	874,780	1,146	(256,279)
Shares outstanding:
Beginning of year	3,759,153	759,911	23,882,635
End of year	4,633,933	761,057	23,626,356
	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2007	June 30, 2007	June 30, 2007
Shares sold	3,407,897	424,026	12,675,246
Shares reinvested	90,079	18,844	200,592
Shares redeemed	(770,739)	(277,147)	(4,345,640)
Net increase	2,727,237	165,723	8,530,198
Shares outstanding:
Beginning of year	1,031,916	594,188	15,352,437
End of year	3,759,153	759,911	23,882,635

18

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2008

4.	Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2008 were $118,563,482 and $155,416,527, respectively.

As of June 30, 2008, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments (a)	$376,452,531
Gross unrealized appreciation	30,003,086
Gross unrealized depreciation	(34,391,880)
Net unrealized appreciation	(4,388,794)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains (losses)	(10,204,909)
Total accumulated earnings	$(14,593,703)

(a)
Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes.  Those differences primarily relate to wash sale adjustments due to investments in Trust Preferred Securities.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.  The Fund had $10,363,762 post-October loss deferrals as of June 30, 2008.  This loss is treated as occurring on July 1, 2008 for tax purposes.  Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the accounts below:

Paid-in	Undistributed Net	Undistributed Net
Capital	Investment Income	Realized Gain
$(559,120)	$814,845	$(255,725)

The tax composition of dividends paid during the year ended June 30, 2008 and the year ended June 30, 2007 was as follows:

	June 30, 2008	June 30, 2007
Ordinary Income	$16,043,745	$13,666,500
Long-Term Capital Gain	14,899,666	—

19

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2008

5.	Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.  Through October 31, 2009, the Adviser agreed to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.00% of the Fund’s net assets for Retail Shares, 1.75% for Class C Shares and 0.75% for Class I Shares.  For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.  The Adviser waived or reimbursed expenses of $1,964,371 associated with the Fund for the year ended June 30, 2008.

As of June 30, 2008, reimbursed expenses for the Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Amount
June 30, 2009	$ 709,832
June 30, 2010	$1,779,099
June 30, 2011	$1,964,371

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust.  U.S. Bank, N.A. serves as custodian for the Trust.

6.	Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for the Fund’s Retail Class shares.  The Fund’s Class C shares allow for up to 1.00% of average daily net assets, of which 0.75% may be paid as a distribution fee and 0.25% for certain shareholder services to shareholders.  Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund.  This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $150,959 for the Retail Class shares and $111,072 for Class C shares pursuant to the Plan for the year ended June 30, 2008.

20

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2008

7.	Adviser Reimbursement for Loss Due to Investment Restriction

On November 5, 2007, the Fund received a reimbursement from the Adviser related to a net loss incurred on disposal of an investment that was purchased in violation of the Fund’s investment restrictions.  The loss realized from the sale of this investment was $432,636.  During the time the investment was held, a dividend of $159,537 was received.  As a result, the net amount of loss to the Fund was $273,099, which is the amount that the Adviser reimbursed to the Fund.  The reimbursement and dividend income comprise the “net increase from payments by affiliates, dividend income received and net gains (losses) realized on the disposal of investments in violation of restrictions” in the statement of operations.  In addition, the Adviser reimbursed the Fund for the foregone interest that would have theoretically been earned during the period which this investment was held.  The amount of the income reimbursement totaled $1,493.  This amount is reflected as interest income in the Statement of Operations.

8.	Federal Tax Information (Unaudited)

The Fund has designated 98% of the dividends declared from net investment income during the year ended June 30, 2008 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2008, 74% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

For the year ended June 30, 2008, 13.12% of taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 13.12%.

For the year ended June 30, 2008, 3.60% of taxable ordinary income distributions was qualified interest income.

21

CULLEN HIGH DIVIDEND EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Cullen Funds Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cullen High Dividend Equity Fund (the “Fund”) at June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at June 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
August 29, 2008

22

CULLEN HIGH DIVIDEND EQUITY FUND

EXPENSE EXAMPLE
June 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first portion of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses.  You may use the information within this portion of the table, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”, to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second portion in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees, or exchange fees. Therefore, the second portion of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

23

CULLEN HIGH DIVIDEND EQUITY FUND

EXPENSE EXAMPLE
June 30, 2008

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/08	6/30/08	1/1/08 – 6/30/08
Actual
High Dividend Equity Fund
Retail Class	$1,000.00	$880.00	$4.67
Class C	$1,000.00	$877.10	$8.17
Class I	$1,000.00	$881.80	$3.51
Hypothetical (5% return before expenses)
High Dividend Equity Fund
Retail Class	$1,000.00	$1,019.89	$5.02
Class C	$1,000.00	$1,016.16	$8.77
Class I	$1,000.00	$1,021.13	$3.77

(1)
Expenses are equal to the High Dividend Equity Fund’s Retail Class, Class C and Class I expense ratios of  1.00%, 1.75% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/366 days (to reflect one half-year period).

24

CULLEN HIGH DIVIDEND EQUITY FUND

BOARD OF TRUSTEES
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Fund	During Past 5 Years	by Trustee	Trustee
James P. Cullen	Trustee	President, controlling Member	2	None
Cullen Capital	and	and Portfolio Manager, Cullen
Management LLC	President	Capital Management LLC, since
645 Fifth Avenue		May 2000; President, Schafer
New York, NY 10022		Cullen Capital Management,
Born: 1938		Inc., a registered investment
adviser, from December 1982
to present.
Dr. Curtis J. Flanagan	Trustee	Private investor, 1998 to present;	2	None
c/o Cullen Capital		Chairman, South Florida
Management LLC		Pathologists Group, prior
645 Fifth Avenue		thereto.
New York, NY 10022
Born: 1921
Matthew J. Dodds	Independent	Private investor, 1999 to present;	2	None
c/o Cullen Capital	Trustee	Vice President - Research,
Management LLC		Schafer Cullen Capital
645 Fifth Avenue		Management, Inc., from 1995
New York, NY 10022		to 1999.
Born: 1941
Robert J. Garry	Independent	Executive Vice President/ Chief	2	None
c/o Cullen Capital	Trustee	Financial Officer, New York City
Management LLC		Off-Track Betting Corporation,
645 Fifth Avenue		since November 2007; Corporate
New York, NY 10022		Controller, Yonkers Racing
Born: 1945		Corporation, 2001 to September
2007; Chief Operations Officer,
The Tennis Network Inc., March
2000 to 2001; Senior Vice
President and Chief Financial
Officer, National Thoroughbred
Racing Association, 1998 to 2000;
Director of Finance and Chief
Financial Officer, United States
Tennis Association, prior thereto.

25

CULLEN HIGH DIVIDEND EQUITY FUND

BOARD OF TRUSTEES – CONTINUED
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Fund	During Past 5 Years	by Trustee	Trustee
Stephen G. Fredericks	Independent	Institutional Trader, Raymond	2	None
c/o Cullen Capital	Trustee	James & Associates, February
Management LLC		2002 to present; Institutional
645 Fifth Avenue		Trader, ABN AMRO Inc.,
New York, NY 10022		January 1, 1995 to May 2001.
Born: 1942
OFFICERS
Steven M. Mullooly	Chief	Chief Compliance Officer,		None
Cullen Capital	Compliance	Cullen Capital Management
Management LLC	Officer	LLC, since August 2006; Chief
645 Fifth Avenue		Compliance Officer, Ladenburg
New York, NY 10022		Thalmann & Co., Inc., Ladenburg
Born: 1964		Thalmann Asset Management and
Ladenburg Thalmann Europe
from November 2004 to June
2006; Vice President -
Compliance, Donaldson
Lufkin and Jenrette and Co.,
from July 2000 to June 2004.
Brooks H. Cullen	Vice	Vice President and Analyst,		None
Cullen Capital	President	Cullen Capital Management
Management LLC		LLC, since May 2000; Analyst,
645 Fifth Avenue		Schafer Cullen Capital
New York, NY 10022		Management, Inc., from 1996
Born: 1967		to present.
Jeffrey T. Battaglia	Treasurer	Chief Financial Officer, Cullen		None
Cullen Capital		Capital Management LLC, since
Management LLC		February 2007; Manager, KPMG
645 Fifth Avenue		LLP, from September 2001 to
New York, NY 10022		February 2007; Certified Public
Born: 1978		Accountant, Washington State.

26

CULLEN HIGH DIVIDEND EQUITY FUND

BOARD OF TRUSTEES – CONTINUED
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Fund	During Past 5 Years	by Trustee	Trustee
Rahul D. Sharma	Secretary	Secretary, Cullen Capital		None
Cullen Capital		Management LLC, since May
Management LLC		2000; Vice President, Schafer
645 Fifth Avenue		Cullen Capital Management,
New York, NY 10022		Inc., 1998 to present.
Born: 1970

The Fund’s statement of additional information contains additional information about the Fund’s trustees and is available, without charge, (1) upon request by calling 1-877-485-8586, (2) at www.cullenfunds.com, or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

27

CULLEN HIGH DIVIDEND EQUITY FUND

Top 10 Industries – As of June 30, 2008

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund.  This report may be distributed to others only if preceded or accompanied by a current prospectus.  The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

How to Obtain a Copy of the Funds’ Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.  The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

Beginning with the quarter ending September 30, 2004 the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s N-Q will also be available upon request by calling 1-877-485-8586.

28

CULLEN HIGH DIVIDEND EQUITY FUND

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At its meeting on May 8, 2008, the Board of Trustees (the “Board”) of the Cullen Funds Trust (the “Trust”) and its two series, the Cullen High Dividend Equity Fund (the “High Dividend Fund”) and the Cullen International High Dividend Fund (the “International Fund”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Funds, voted to re-approve the current investment advisory agreement (the “Advisory Agreement”) between the High Dividend Fund and Cullen Capital Management LLC (the “Adviser”).  In connection with its re-approval of the High Dividend Fund’s Advisory Agreement, the Board considered the following factors:

The Adviser:

•	Provides investment management for the High Dividend Fund.

•	Continues to retain the services of the Trust’s Chief Compliance Officer and will make all reasonable efforts to insure that the High Dividend Fund is in compliance with the securities laws.

•	Oversees distribution of the High Dividend Fund through third-party broker/dealers and independent financial institutions.

•
Oversees those third party service providers that support the High Dividend Fund in providing fund accounting, fund administration, fund distribution, fulfillment, transfer agency and custodial services.

The Board also (i) reviewed the past performance of the High Dividend Fund and the expense ratios of the High Dividend Fund, (ii) considered the fees charged by the Adviser (iii) considered the profitability of the Adviser as shown in the board materials provided at the meeting and (iv) took into account the disciplined value oriented investment philosophy that the Adviser has developed and adheres to and its confidence in this philosophy and the experience of the Adviser in implementing this philosophy over many years.

The Board then discussed economies of a scale and breakpoints and determined that the High Dividend Fund, managed by the Advisor, has not yet demonstrated significantly rapid potential growth to any extent that would warrant the use of breakpoints by the Adviser.

The Board reviewed the High Dividend Fund’s expense ratios and comparable expense ratios for similar funds.  The Board used data from Lipper, showing funds classified by Lipper as Equity Income Funds, similar in nature to the High Dividend Fund.  The Board

29

CULLEN HIGH DIVIDEND EQUITY FUND

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

determined that the after-reimbursement total expense ratio of the High Dividend Fund falls within the range of the ratios of other funds in the Equity Income classification.  The Board considered the Operating Expense Limitation Agreement between the Adviser and the High Dividend Fund which limits the annual operating expenses of each of the Retail Class, Class C, and Class I shares of the Fund to 1.00%, 1.75% and 0.75%, respectively, of the average net asset value of such respective Class, until October 31, 2009.

The Board also referenced the Adviser’s Form ADV and a copy of the current Investment Advisory Agreement.  In addition, the Board referenced a comparison of fees charged the Adviser and Schafer Cullen Capital Management, Inc., an affiliate of the Adviser, to other clients.  All of the factors above were considered separately by the non-interested Trustees in an executive session during which management of the Adviser and the interested Trustees were not present.  The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the Advisory Agreement. The Board was also assisted in its review, consideration and discussion of the Advisory Agreement by independent legal counsel, who had prepared a summary of the Board’s legal obligations and who further summarized the Board’s legal obligations at the Board meeting.  Based on the factors discussed above, the Board, including all non-interested Trustees, approved continuation of the Advisory Agreement.

30

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

Cullen Funds Trust

Cullen International High Dividend Fund

ANNUAL REPORT

June 30, 2008

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

August 29, 2008

Dear Shareholder:

Performance during the fiscal year ended June 30, 2008 for the Cullen International High Dividend Fund Retail Class was -1.92% versus -13.12% for the Standard & Poor’s 500 Stock Index (“S&P 500”) and -10.15% for the MSCI EAFE Index.

Equity markets experienced pressure during the year as market participants factored in their concerns regarding liquidity in the credit market, high commodity prices, and a slowing global economy.  However, from the perspective of a long-term investor, there are some positive indicators to consider.  First, there is an unprecedented amount of cash in money market funds and sovereign wealth funds.  Second, consumer confidence is currently at a level generally only seen at recession lows, and historically this circumstance has been a good contrarian indicator in that markets have been dramatically higher in the following year or two. Finally, the dividend yield on the S&P 500 exceeds the Federal Funds Rate for the first time since the market lows earlier in the decade.

Since inception, the Fund has focused its investments on three main criteria:

1)	Low price/earnings ratios-We invest in stocks with low price/earnings ratios with low generally defined as those stocks in the bottom 20% on a price/earnings basis of all stocks;

2)	Absolute high dividend yield-We invest in common stocks with dividend yields greater than the average yield of the equity securities in the S&P 500;

3)
Dividend growth-We invest in companies that have a potential catalyst for earnings growth that in turn enables companies to increase their dividends.  Year-over-year weighted-average dividend growth for the Fund’s holdings at June 30, 2008 was approximately 26.2%.

We continue to believe that international markets, in light of the increased volatility that they often experience, will offer some of the best returns in the next five years.  The Fund’s disciplined investment in companies with low price/earnings ratios and above-average dividend yield coupled with regional and industry diversification is particularly important to help provide what we believe may be adequate downside protection against the impacts associated with international markets’ volatility.

James P. Cullen
President/Portfolio Manager

Rahul Sharma
Vice President/Portfolio Manager

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

The above outlook reflects the opinions of the authors, and is subject to change, is not guaranteed, and should not be considered investment advice.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.  The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighed index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. It is not possible to invest directly in an index.

Past performance does not guarantee future results. Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund may also invest in medium capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

Price to Earnings Ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus. (8/08)

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE

RETAIL CLASS

Total Return as of June 30, 2008
		Annualized Since
	One Year	Inception (12/15/05)
Cullen International High Dividend Fund, Retail Class	(1.92)%	14.57%
MSCI EAFE Index	(10.15)%	10.12%
S&P 500 Index	(13.12)%	2.23%

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

CLASS C

Total Return as of June 30, 2008
		Annualized Since
	One Year	Inception (12/15/05)
Cullen International High Dividend Fund, Class C	(2.71)%	13.77%
MSCI EAFE Index	(10.15)%	10.12%
S&P 500 Index	(13.12)%	2.23%

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

CLASS I

Total Return as of June 30, 2008
		Annualized Since
	One Year	Inception (12/15/05)
Cullen International High Dividend Fund, Class I	(1.69)%	14.93%
MSCI EAFE Index	(10.15)%	10.12%
S&P 500 Index	(13.12)%	2.23%

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2008

Assets:
Investments, at value (cost of $60,798,735)	$62,465,470
Foreign currencies, at fair value (cost of $658,674)	658,983
Receivable for securities sold	2,212,863
Receivable for fund shares sold	328,270
Dividends and interest receivable	150,159
Prepaid expenses	18,693
Total assets	65,834,438
Liabilities:
Payable for securities purchased	292,357
Payable for fund shares purchased	142,313
Investment advisor fees payable	13,405
Distribution fees payable	26,657
Accrued administration expense	12,540
Accrued audit expense	33,166
Accrued fund accounting expense	10,349
Accrued transfer agent expense	16,158
Accrued expenses and other liabilities	27,743
Total liabilities	574,688
Net assets	$65,259,750
Net assets consist of:
Paid in capital	$67,738,641
Accumulated net investment income (loss)	(5,297)
Accumulated net realized gain (loss) on investments and
foreign currency related transactions	(4,138,484)
Net unrealized appreciation (depreciation) on
investments and foreign currency related transactions	1,664,890
Net assets	$65,259,750
Retail Class:
Net assets applicable to outstanding Retail Class shares	$40,707,523
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	3,221,538
Net asset value, offering price and redemption price per share	$12.64
Class C:
Net assets applicable to outstanding Class C shares	$2,618,614
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	207,749
Net asset value, offering price and redemption price per share	$12.60
Class I:
Net assets applicable to outstanding Class I shares	$21,933,613
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	1,730,250
Net asset value, offering price and redemption price per share	$12.68

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF OPERATIONS
Year Ended June 30, 2008

Investment income:
Dividends (net of foreign taxes withheld of $216,457)	$2,053,258
Interest	28,864
Total investment income	2,082,122
Expenses:
Investment advisory fees (Note 5)	509,507
Administration fees	77,709
Custody fees (Note 5)	101,391
Shareholder servicing fees	79,527
Fund accounting fees	61,141
Registration and filing fees	46,381
Professional fees	48,006
Shareholder reports	18,313
Trustees’ fees and expenses	24,065
Distribution fees (Note 6)
Distribution fees - Retail Class	75,150
Distribution fees - Class C	18,591
Other expenses	9,100
Total expenses before reimbursement from Adviser	1,068,881
Custody fees paid indirectly (Note 5)	(15,770)
Expense reimbursement from Adviser	(449,863)
Net expenses	603,248
Net investment income	1,478,874
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(3,253,897)
Foreign currency related transactions	52,509
Net change in unrealized gain (loss) on:
Investments	(1,465,373)
Foreign currency related transactions	(734)
Net realized and unrealized gain (loss) on investments	(4,667,495)
Net increase (decrease) in net assets resulting from operations	$(3,188,621)

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2008	June 30, 2007
Operations:
Net investment income	$1,478,874	$533,615
Net realized gain (loss) on investments	(3,201,388)	1,295,346
Net change in unrealized gain (loss) on investments	(1,466,107)	3,086,291
Net increase (decrease) in net assets
resulting from operations	(3,188,621)	4,915,252
Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	52,707,803	13,082,795
Class C shares	1,717,673	694,548
Class I shares	13,483,524	6,486,491
Proceeds from shares issued to
holders in reinvestment of dividends
Retail Class shares	1,806,699	309,513
Class C shares	131,136	8,041
Class I shares	1,409,749	179,881
Cost of shares redeemed
Retail Class shares	(28,668,685)	(1,719,779)
Class C shares	(206,532)	(6,670)
Class I shares	(1,851,842)	(829,940)
Net increase in net assets from capital share transactions	40,529,525	18,204,880
Distributions to Shareholders From:
Net investment income
Retail Class	(895,517)	(318,878)
Class C	(43,411)	(17,344)
Class I	(582,571)	(222,210)
Net realized gains
Retail Class	(996,117)	—
Class C	(102,849)	—
Class I	(957,296)	—
Total distributions	(3,577,761)	(558,432)
Total increase in net assets	33,763,143	22,561,700
Net Assets:
Beginning of year	31,496,607	8,934,907
End of year (includes ($5,297) and ($30,541) of
undistributed net investment income (loss), respectively)	$65,259,750	$31,496,607

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Retail Class
			December 15, 2005+
	Year Ended June 30,		to June 30,
	2008	2007	2006
Net Asset Value - Beginning of Period	$13.89	$10.82	$10.00
Income from Investment Operations:
Net investment income	0.37	0.28	0.13
Net realized and unrealized
gain (loss) on investments	(0.56)	3.10	0.82
Total from investment operations	(0.19)	3.38	0.95
Less Distributions:
Dividends from net investment income	(0.35)	(0.31)	(0.13)
Distributions from net realized gains	(0.71)	—	—
Total distributions	(1.06)	(0.31)	(0.13)
Net Asset Value - End of Period	$12.64	$13.89	$10.82
Total Return	(1.92% )	31.56%	9.47%	(1)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$40,707	$18,992	$4,966
Ratio of expenses to average net assets:
Before expense reimbursement	2.16%	3.48%	8.36%	(2)
After expense reimbursement	1.25%	1.25%	1.25%	(2)
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.92%	0.81%	(3.45%	)(2)
After expense reimbursement	2.83%	3.04%	3.66%	(2)
Portfolio turnover rate	169.25%	101.87%	42.38%	(1)

+	Commencement of operations was December 15, 2005.
(1)	Not Annualized
(2)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Class C
			December 15, 2005+
	Year Ended June 30,		to June 30,
	2008	2007	2006
Net Asset Value - Beginning of Period	$13.86	$10.81	$10.00
Income from Investment Operations:
Net investment income	0.25	0.28	0.07
Net realized and unrealized
gain (loss) on investments	(0.54)	3.00	0.85
Total from investment operations	(0.29)	3.28	0.92
Less Distributions:
Dividends from net investment income	(0.26)	(0.23)	(0.11)
Distributions from net realized gains	(0.71)	—	—
Total distributions	(0.97)	(0.23)	(0.11)
Net Asset Value - End of Period	$12.60	$13.86	$10.81
Total Return	(2.71% )	30.61%	9.21%	(1)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,619	$1,235	$306
Ratio of expenses to average net assets:
Before expense reimbursement	2.91%	4.23%	9.11%	(2)
After expense reimbursement	2.00%	2.00%	2.00%	(2)
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.17%	0.06%	(4.20%	)(2)
After expense reimbursement	2.08%	2.29%	2.91%	(2)
Portfolio turnover rate	169.25%	101.87%	42.38%	(1)

+	Commencement of operations was December 15, 2005.
(1)	Not Annualized
(2)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Class I
			December 15, 2005+
	Year Ended June 30,		to June 30,
	2008	2007	2006
Net Asset Value - Beginning of Period	$13.93	$10.84	$10.00
Income from Investment Operations:
Net investment income	0.40	0.34	0.14
Net realized and unrealized
gain (loss) on investments	(0.56)	3.09	0.83
Total from investment operations	(0.16)	3.43	0.97
Less Distributions:
Dividends from net investment income	(0.38)	(0.34)	(0.13)
Distributions from net realized gains	(0.71)	—	—
Total distributions	(1.09)	(0.34)	(0.13)
Net Asset Value - End of Period	$12.68	$13.93	$10.84
Total Return	(1.69% )	31.96%	9.76%	(1)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$21,934	$11,270	$3,663
Ratio of expenses to average net assets:
Before expense reimbursement	1.91%	3.23%	8.47%	(2)
After expense reimbursement	1.00%	1.00%	1.00%	(2)
Ratio of net investment income
to average net assets:
Before expense reimbursement	2.17%	1.06%	(3.61%	)(2)
After expense reimbursement	3.08%	3.29%	3.86%	(2)
Portfolio turnover rate	169.25%	101.87%	42.38%	(1)

+	Commencement of operations was December 15, 2005.
(1)	Not Annualized
(2)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS
June 30, 2008

	Shares	Value

COMMON STOCKS 89.5%
Australia 0.2%
Australia & New Zealand Banking Group Ltd. - ADR	250	$22,456
St. George Bank Ltd.	3,650	94,860
		117,316
Brazil 10.1%
Cia Energetica de Minas Gerais - ADR	18,700	459,085
Cia Siderurgica Nacional SA - ADR	33,800	1,501,058
CPFL Energia SA - ADR	9,800	669,928
Petroleo Brasileiro SA - ADR	29,700	2,103,651
Sadia SA - ADR	26,251	560,196
Uniao de Bancos Brasileiros SA - ADR	9,970	1,265,492
		6,559,410
Canada 5.9%
Calloway Real Estate Investment Trust	9,300	178,758
Canadian Oil Sands Trust	1,050	56,922
Enerplus Resources Fund	29,250	1,352,520
Primaris Real Estate Investment Trust	14,550	261,264
RioCan Real Estate Investment Trust	9,200	180,092
Timberwest Forest Corp.	26,950	363,403
Vermilion Energy Trust	34,050	1,477,604
		3,870,563
China 1.9%
Guangshen Railway Ltd. - ADR	200	4,482
PetroChina Co., Ltd. - ADR	6,000	773,160
Road King Infrastructure Ltd.	395,000	442,252
		1,219,894
Finland 2.0%
Nokia OYJ - ADR	52,200	1,278,900
France 0.4%
France Telecom - ADR	8,600	254,818
Germany 4.6%
Deutsche Lufthansa AG	62,200	1,341,657
RWE AG	12,900	1,629,510
		2,971,167

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2008

	Shares	Value

Greece 1.6%
Tsakos Energy Navigation Ltd.	28,950	$1,073,466
Hong Kong 1.4%
Hopewell Holdings	248,000	881,029
Indonesia 0.9%
PT International Nickel Indonesia Tbk	935,000	613,530
Italy 4.3%
Enel SpA	51,300	487,848
ENI SpA - ADR	16,750	1,243,353
Unicredito Italiano SpA	174,600	1,068,674
		2,799,875
Japan 3.6%
Nintendo Co. Ltd.	2,850	1,607,713
SBI Holdings, Inc.	3,500	766,021
		2,373,734
Malaysia 4.5%
Berjaya Sports Toto Berhad	513,900	764,362
British American Tobacco Malaysia Berhad	20,500	277,620
Digi.com Berhad	110,000	804,591
Ioi Properties Berhad	116,400	167,431
Kuala Lumpur Kepong Berhad	168,500	907,605
		2,921,609
Mexico 1.9%
Cemex SA de CV - ADR	10,300	254,410
Embotelladoras Arca SA	268,200	987,699
		1,242,109
Netherlands 5.6%
Corio NV	8,850	691,541
Eurocommercial Properties NV	6,700	319,314
ING Groep NV - ADR	36,350	1,146,843
Unilever NV - ADR	53,600	1,522,240
		3,679,938
Norway 0.5%
Telenor ASA	18,200	342,331

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2008

	Shares	Value

Papua New Guinea 1.0%
Lihir Gold Ltd. (a)	204,890	$646,218
Philippines 0.0%
Globe Telecom, Inc.	1,000	26,284
Russian Federation 0.2%
LUKOIL - ADR	1,450	142,390
Singapore 10.0%
Ascendas Real Estate Investment Trust	138,000	224,159
ComfortDelgro Corp.	400,000	440,998
Parkway Holdings	23,000	39,219
Raffles Medical Group Ltd.	1,229,900	1,211,323
Rotary Engineering	1,336,500	785,859
Singapore Technologies Engineering Ltd.	465,000	939,877
Singapore Telecommunications Ltd.	425,000	1,130,793
Singapore Telecommunications Ltd. - ADR	6,550	174,519
Tat Hong Holdings Ltd.	707,000	987,321
United Overseas Bank Ltd.	40,500	554,269
United Overseas Bank Ltd. - ADR	1,400	38,374
		6,526,711
South Africa 1.6%
African Bank Investments Ltd.	138,500	417,446
Pretoria Portland Cement Co.	31,069	113,840
The Tongaat-Hulett Ltd	45,671	484,124
		1,015,410
South Korea 2.6%
Kookmin Bank - ADR	10,950	640,684
KT&G Corp.	12,245	1,053,535
		1,694,219
Sweden 3.3%
Sandvik Ab	71,800	983,570
Volvo AB B Shares	27,550	338,517
Volvo AB - ADR	67,050	824,842
		2,146,929

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2008

	Shares	Value

Switzerland 2.4%
Nestle SA	7,300	$329,860
Nestle SA - ADR	10,900	1,234,891
		1,564,751
Taiwan 4.5%
Acer, Inc.	233,750	460,523
Chunghwa Telecom Co Ltd - ADR	35,300	895,561
Chunghwa Telecom	156,000	403,453
Siliconware Precision Industries Ltd. - ADR	61,652	450,676
Taiwan Semiconductor Manufacturing Co., Ltd.	176,000	376,898
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	31,900	348,029
		2,935,140
Thailand 0.6%
Rojana Industrial Park Pcl Ω	952,000	412,861
United Kingdom 14.0%
Anglo American PLC - ADR	37,200	1,318,740
Barclays PLC - ADR	45,350	1,049,852
BP PLC - ADR	15,850	1,102,684
British American Tobacco PLC - ADR	13,650	945,263
Diageo PLC - ADR	17,650	1,303,806
GlaxoSmithKline PLC - ADR	25,800	1,140,876
HSBC Holdings PLC - ADR	14,750	1,131,325
Vodafone Group PLC - ADR	38,600	1,137,156
		9,129,702
Total Common Stocks
(Cost $56,773,569)		$58,440,304
RIGHTS 0.0%
Ioi Properties Ω	29,100	0
Barclays PLC Rights Ω	9,718	0
Total Rights
(Cost $0)		$0

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2008

	Principal Amount	Value

SHORT-TERM INVESTMENTS 6.2%
Variable Rate Demand Notes# 6.2%
Dreyfus Cash Management Fund, 3.2400%	$4,025,166	$4,025,166
Total Variable Rate Demand Notes
(Cost $4,025,166)		4,025,166
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,025,166)		$4,025,166
Total Investments
(Cost $60,798,735) 95.7%		$62,465,470
Other Assets in Excess of Liabilities 4.3%		2,794,280
TOTAL NET ASSETS 100.0%		$65,259,750

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a)	Lihir Gold Limited, a non-income producing security, merged with Equigold NL, which was previously owned by the Fund and was an income-producing security prior to the merger.
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of June 30, 2008.
Ω	Security is fair valued.

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

At June 30, 2008, Sector diversification of the fund was as follows:

	% of Net Assets	Value

Foreign Common Stock
Consumer Discretionary	1.2%	$764,362
Consumer Staples	14.7	9,606,839
Energy	12.6	8,252,284
Financials	16.3	10,631,715
Health Care	3.6	2,391,419
Industrials	13.9	9,043,869
Information Technology	6.9	4,522,739
Materials	7.4	4,811,201
Telecommunication Services	7.6	4,994,986
Transportation, Communications, Electric,
Gas, and Sanitary Services	0.3	174,519
Utilities	5.0	3,246,371
Total Foreign Common Stock	89.5	58,440,304
Short-Term Investments	6.2	4,025,166
TOTAL INVESTMENTS	95.7	62,465,470
Other Assets in Excess of Liabilities	4.3	2,794,280
TOTAL NET ASSETS	100.0%	$65,259,750

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2008

1.	Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two separate series to investors, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund (the “Fund” and collectively the “Funds”).  The Funds are open-end, diversified management investment companies registered under the 1940 Act.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund commenced operations on December 15, 2005.

The Fund offers Retail, C and I Class Shares.  Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under supervision of the full Board.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by recognized independent pricing agents.

b)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Fund.  Dividends from realized capital gains, if any, are declared and paid at least annually.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2008

2.	Significant Accounting Policies – Continued

c)
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

Effective July 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and the state of New York.  As of June 30, 2008, open Federal and New York tax years include the tax years ended June 30, 2007 through 2008.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended June 30, 2008.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements.  Actual results could differ from those estimates.

e)
Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2008

2.	Significant Accounting Policies – Continued

f)
Recently Issued Accounting Pronouncement – In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of June 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements included within the Statement of Operations for the period.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

g)
Other – Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis.

Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2008

3.	Capital Share Transactions

Share transactions were as follows:

	Cullen International High Dividend Fund
	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2008	June 30, 2008	June 30, 2008
Shares Sold	3,823,645	124,697	949,716
Shares Reinvested	132,471	9,460	101,659
Shares Redeemed	(2,102,002)	(15,494)	(130,361)
Net increase	1,854,114	118,663	921,014
Shares outstanding:
Beginning of year	1,367,424	89,086	809,236
End of year	3,221,538	207,749	1,730,250
	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2007	June 30, 2007	June 30, 2007
Shares sold	1,018,427	60,653	523,044
Shares reinvested	23,408	617	13,666
Shares redeemed	(133,301)	(493)	(65,284)
Net increase	908,534	60,777	471,426
Shares outstanding:
Beginning of year	458,890	28,309	337,810
End of year	1,367,424	89,086	809,236

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2008

4.	Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended June 30, 2008 were $114,934,029 and $80,824,515, respectively.

As of June 30, 2008, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)	$63,703,559
Gross unrealized appreciation	5,918,354
Gross unrealized depreciation	(6,499,614)
Net unrealized appreciation	(581,260)
Undistributed ordinary income	35,302
Undistributed long-term capital gain	—
Total distributable earnings	35,302
Other accumulated gains (losses)	(1,932,933)
Total accumulated earnings	$(2,478,891)

(a)
Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences.  Those differences primarily relate to wash sale adjustments and adjustments due to investments in Passive Foreign Investment Companies.

At June 30, 2008, the Fund had $1,793,389 post-October loss deferrals.  This loss is treated as occurring on July 1, 2008 for tax purposes.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.  Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Paid-in	Undistributed Net	Undistributed Net
Capital	Investment Income	Realized Gain
$(40)	$67,869	$(67,829)

The tax composition of dividends paid during the year ended June 30, 2008 and the year ended June 30, 2007 was as follows:

	June 30, 2008	June 30, 2007
Ordinary Income	$2,526,666	$558,432
Long-Term Capital Gain	1,051,095	—

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2008

5.	Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.  Through October 31, 2009, the Adviser has agreed to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.25% of the Fund’s net assets for Retail Shares, 2.00% for Class C Shares and 1.00% for Class I Shares.  For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.  The Adviser waived or reimbursed expenses of $449,863 associated with the Fund for the year ended June 30, 2008.

As of June 30, 2008, reimbursed/absorbed expenses for the Fund subject to potential recovery by year of expiration are as follows

Year of Expiration	Amount
June 30, 2009	$183,034
June 30, 2010	$333,910
June 30, 2011	$449,863

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust.  The Bank of New York serves as custodian for the Fund.

The Fund earns credits from cash deposits maintained with the Fund’s custodian, Bank of New York.  Included in the statement of operations under the caption “custody fees” are expense offsets of $15,770 arising from credits on cash balances maintained on deposit from July 1, 2007 through January 31, 2008.  If the deposits were not earning the credits they could have been used to produce income.

6.	Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for the Fund’s Retail Class shares.

The Fund’s Class C shares allow for up to 1.00% of average daily net assets, of which 0.75% may be paid as a distribution fee and 0.25% for certain shareholder services to shareholders.  Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund.  This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2008

6.	Distribution Plan – Continued

account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $75,150 for the Retail Class shares and $18,591 for Class C shares pursuant to the Plan for the year ended June 30, 2008.

7.	Federal Tax Information (Unaudited)

The Fund has designated 70% of the dividends declared from net investment income during the year ended June 30, 2008 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2008, 0% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

For the year ended June 30, 2008, 39.78% of taxable ordinary income distributions that was designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c).

For the year ended June 30, 2008, 0.73% of taxable ordinary income was qualified interest income.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2008

7.	Federal Tax Information (Unaudited) – Continued

For the year ended June 30, 2008, the International High Dividend Fund earned foreign source income and paid foreign taxes, which will be passed through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income	Foreign Taxes
	Earned (per share)	Paid (per share)
Australia	0.008654	0.000003
Bermuda	0.011728	0.000000
Brazil	0.026188	0.001663
Canada	0.039760	0.005600
Chile	0.000000	0.000000
China	0.005034	0.000028
Egypt	0.000000	0.000000
Finland	0.005227	0.000806
France	0.006943	0.001058
Germany	0.024033	0.003627
Hong Kong	0.007049	0.000000
Hungary	0.000000	0.000000
India	0.000000	0.000000
Indonesia	0.003917	0.000587
Italy	0.020135	0.004847
Japan	0.012367	0.000866
Mexico	0.005167	0.000000
Netherlands	0.039479	0.006027
New Zealand	0.000000	0.000000
Norway	0.002341	0.000351
Philippines	0.004474	0.000967
Poland	(0.000327)	(0.000049)
Russia	0.000196	0.000030
South Africa	0.020588	0.000004
South Korea	0.011124	0.001836
Sweden	0.021152	0.003218
Switzerland	0.006878	0.000257
Taiwan	0.012689	0.001897
Thailand	0.003574	0.000357

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Cullen Funds Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cullen International High Dividend Fund (the “Fund”) at June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at June 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
August 29, 2008

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE
June 30, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first set of lines of the tables below provide information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses.  You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE – Continued
June 30, 2008 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/08	6/30/08	1/1/08 – 6/30/08
Actual
International High Dividend Fund
Retail Class	$1,000.00	$905.20	$5.92
Class C	$1,000.00	$901.80	$9.46
Class I	$1,000.00	$905.90	$4.74
Hypothetical (5% return before expenses)
International High Dividend Fund
Retail Class	$1,000.00	$1,018.65	$6.27
Class C	$1,000.00	$1,014.92	$10.02
Class I	$1,000.00	$1,019.89	$5.02

(1)
Expenses are equal to the International High Dividend Fund’s Retail Class, Class C and Class I expense ratios of  1.25%, 2.00% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the current period/366 days (to reflect one half-year period).

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

BOARD OF TRUSTEES
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Fund	During Past 5 Years	by Trustee	Trustee
James P. Cullen	Trustee	President, controlling Member	2	None
Cullen Capital	and	and Portfolio Manager, Cullen
Management LLC	President	Capital Management LLC, since
645 Fifth Avenue		May 2000; President, Schafer
New York, NY 10022		Cullen Capital Management,
Born: 1938		Inc., a registered investment
adviser, from December 1982
to present.
Dr. Curtis J. Flanagan	Trustee	Private investor, 1998 to present;	2	None
c/o Cullen Capital		Chairman, South Florida
Management LLC		Pathologists Group, prior
645 Fifth Avenue		thereto.
New York, NY 10022
Born: 1921
Matthew J. Dodds	Independent	Private investor, 1999 to present;	2	None
c/o Cullen Capital	Trustee	Vice President - Research,
Management LLC		Schafer Cullen Capital
645 Fifth Avenue		Management, Inc., from 1995
New York, NY 10022		to 1999.
Born: 1941
Robert J. Garry	Independent	Executive Vice President/ Chief	2	None
c/o Cullen Capital	Trustee	Financial Officer, New York City
Management LLC		Off-Track Betting Corporation,
645 Fifth Avenue		since November 2007; Corporate
New York, NY 10022		Controller, Yonkers Racing
Born: 1945		Corporation, 2001 to September
2007; Chief Operations Officer,
The Tennis Network Inc., March
2000 to 2001; Senior Vice
President and Chief Financial
Officer, National Thoroughbred
Racing Association, 1998 to 2000;
Director of Finance and Chief
Financial Officer, United States
Tennis Association, prior thereto.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

BOARD OF TRUSTEES – CONTINUED
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Fund	During Past 5 Years	by Trustee	Trustee
Stephen G. Fredericks	Independent	Institutional Trader, Raymond	2	None
c/o Cullen Capital	Trustee	James & Associates, February
Management LLC		2002 to present; Institutional
645 Fifth Avenue		Trader, ABN AMRO Inc.,
New York, NY 10022		January 1, 1995 to May 2001.
Born: 1942
OFFICERS
Steven M. Mullooly	Chief	Chief Compliance Officer,		None
Cullen Capital	Compliance	Cullen Capital Management
Management LLC	Officer	LLC, since August 2006; Chief
645 Fifth Avenue		Compliance Officer, Ladenburg
New York, NY 10022		Thalmann & Co., Inc., Ladenburg
Born: 1964		Thalmann Asset Management and
Ladenburg Thalmann Europe
from November 2004 to June
2006; Vice President -
Compliance, Donaldson
Lufkin and Jenrette and Co.,
from July 2000 to June 2004.
Brooks H. Cullen	Vice	Vice President and Analyst,		None
Cullen Capital	President	Cullen Capital Management
Management LLC		LLC, since May 2000; Analyst,
645 Fifth Avenue		Schafer Cullen Capital
New York, NY 10022		Management, Inc., from 1996
Born: 1967		to present.
Jeffrey T. Battaglia	Treasurer	Chief Financial Officer, Cullen		None
Cullen Capital		Capital Management LLC, since
Management LLC		February 2007; Manager, KPMG
645 Fifth Avenue		LLP, from September 2001 to
New York, NY 10022		February 2007; Certified Public
Born: 1978		Accountant, Washington State.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

BOARD OF TRUSTEES – CONTINUED
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Fund	During Past 5 Years	by Trustee	Trustee
Rahul D. Sharma	Secretary	Secretary, Cullen Capital		None
Cullen Capital		Management LLC, since May
Management LLC		2000; Vice President, Schafer
645 Fifth Avenue		Cullen Capital Management,
New York, NY 10022		Inc., 1998 to present.
Born: 1970

The Fund’s statement of additional information contains additional information about the Fund’s trustees and is available, without charge, (1) upon request by calling 1-877-485-8586, (2) at www.cullenfunds.com, or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Top 10 Countries – As of June 30, 2008 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund.  This report may be distributed to others only if preceded or accompanied by a current prospectus.  The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

How to Obtain a Copy of the Funds’ Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.  The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

Beginning with the quarter ending March 31, 2006 the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s N-Q will also be available upon request by calling 1-877-485-8586.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At its meeting on May 8, 2008, the Board of Trustees (the “Board”) of the Cullen Funds Trust (the “Trust”) and its two series, the Cullen High Dividend Equity Fund (the “High Dividend Fund”) and the Cullen International High Dividend Fund (the “International Fund”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Funds, voted to re-approve the current investment advisory agreement (the “Advisory Agreement”) between the International Fund and Cullen Capital Management LLC (the “Adviser”).  In connection with its re-approval of the International Fund’s Advisory Agreement, the Board considered the following factors:

The Adviser:

•	Provides investment management for the International Fund.

•	Continues to retain the services of the Trust’s Chief Compliance Officer and will make all reasonable efforts to insure that the International Fund is in compliance with the securities laws.

•	Oversees distribution of the International Fund through third-party broker/dealers and independent financial institutions.

•
Oversees those third party service providers that support the International Fund in providing fund accounting, fund administration, fund distribution, fulfillment, transfer agency and custodial services.

The Board also (i) reviewed the past performance of the International Fund and the expense ratios of the International Fund, (ii) considered the fees charged by Adviser; (iii) considered the profitability of the Adviser as shown in the board materials provided at the meeting and (iv) took into account the disciplined value oriented investment philosophy that the Adviser has developed and adheres to and its confidence in this philosophy and the experience of the Adviser in implementing this philosophy over many years.

The Board then discussed economies of a scale and breakpoints and determined that the International Fund, managed by Adviser, has not yet grown to be significant in size, nor has the marketplace demonstrated significantly rapid potential growth to any extent, that would warrant the use of breakpoints by the manager.

The Board reviewed the International Fund’s expense ratios and comparable expense ratios for similar funds.  The Board used data from Lipper, showing funds classified by Lipper as International Multi-Cap Core Funds, similar in nature to the International Fund.   The Board determined that the after- reimbursement total expense ratio of the International Fund falls within the range of the ratios of other funds in the International Multi-Cap Core classification.  The Board considered the Operating Expense Limitation

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

Agreement between the Adviser and the International Fund which limits the annual operating expenses of each of the Retail Class, Class C, and Class I shares of the Fund to 1.25%, 2.00% and 1.00%, respectively, of the average net asset value of such respective Class, until October 31, 2009.

The Board also referenced the Adviser’s Form ADV and a copy of the current Investment Advisory Agreement.  In addition, the Board referenced a comparison of fees charged the Adviser and Schafer Cullen Capital Management, Inc., an affiliate of the Adviser, to other clients.  All of the factors above were considered separately by the non-interested Trustees in an executive session during which management of the Adviser and the interested Trustees were not present.  The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the Advisory Agreement. The Board was also assisted in its review, consideration and discussion of the Advisory Agreement by independent legal counsel, who had prepared a summary of the Board’s legal obligation and who further summarized the Board’s legal obligations at the Board meeting.  Based on the factors discussed above, the Board, including all non-interested Trustees, approved the continuation of the Advisory Agreement.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
The Bank of New York
New York, New York

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Matthew J. Dodds, Robert J. Garry and Stephen G. Fredericks are all “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/08	FYE 6/30/07
Audit Fees	$47,000	$44,500
Audit-Related Fees
Tax Fees	11,200	10,600
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by PricewaterhouseCoopers, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/08	FYE 6/30/07
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2008	FYE 6/30/2007
Registrant	-	-
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

        Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

 Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cullen Funds Trust

By (Signature and Title)*    /s/James P. Cullen
James P. Cullen, President

Date  September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James P. Cullen
James P. Cullen, President

Date  September 5, 2008

By (Signature and Title)*    /s/Jeffrey T. Battaglia
Jeffrey T. Battaglia, Treasurer

Date  September 8, 2008